Related-party Transactions - Summary of Related-party Transactions and Balances Included in Consolidated Financial Statements (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Purchase of products	₨ 59,401.0	$ 911.4	₨ 44,224.1	₨ 46,175.9
Sale of products	74,644.0	1,145.3	60,192.4	46,713.3
Services received	22,944.5	352.0	30,697.7	27,028.2
Services rendered	12,551.6	192.6	9,347.7	7,684.8
Acceptances	41,350.3		32,027.7	29,018.0	$ 634.5
Purchase of property, plant and equipment	626.0	9.6	139.0	123.7
Purchase of investments	25.0	0.4
Interest (income)/expense, dividend (income)/paid, (net)	(17,522.9)	(268.9)	(5,533.2)	113.2
Loans taken	4,890.0		9,186.3	6,553.2	75.0
Loans repaid by us	4,890.0		9,269.5	6,078.1	75.0
Amounts receivable in respect of loans and interest thereon	40.0		93.3	3,871.2	0.6
Amounts payable in respect of loans and interest thereon	608.0		1,615.5	1,331.7	9.3
Trade and other receivables	12,514.7		7,753.9	11,505.0	192.0
Accounts payable	6,704.3		6,574.6	4,039.6	102.9
Acceptances	2,201.6				$ 33.8
Deposit given as security	30.0	$ 0.5	30.0
Conversion of Optionally Convertible Preference shares in to equity shares			1,600.0
Loans given			303.0	300.0
Loans given, repaid			1,928.0	950.0
Sale of Investments				71.5
Proceeds from issue of shares				19,667.6
Deposits receivable				30.0
Associates and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Purchase of products	26,057.0		20,585.2	17,687.4
Sale of products	2,016.0		2,504.9	2,123.8
Services received	89.0		109.8	96.4
Services rendered	190.0		166.4	218.5
Purchase of property, plant and equipment	624.0		137.9	114.5
Interest (income)/expense, dividend (income)/paid, (net)	(95.0)		(111.0)	(119.8)
Loans taken	4,890.0		3,290.0	1,860.0
Loans repaid by us	4,890.0		3,000.0	1,590.0
Amounts receivable in respect of loans and interest thereon				1,600.0
Amounts payable in respect of loans and interest thereon	560.0		560.0	270.0
Trade and other receivables	633.0		495.2	222.7
Accounts payable	1,496.0		397.6	585.1
Conversion of Optionally Convertible Preference shares in to equity shares			1,600.0
Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Purchase of products			213.0
Sale of products	60,082.1		49,835.3	31,051.5
Services received	5,500.9		10,885.7	8,427.0
Services rendered	12,077.2		7,718.8	6,263.5
Purchase of investments	25.0
Interest (income)/expense, dividend (income)/paid, (net)	(17,644.9)		(5,943.6)
Trade and other receivables	10,371.4		5,658.6	6,737.1
Accounts payable	2.5		226.3	148.1
Joint operations [Member]
Disclosure of transactions between related parties [line items]
Purchase of products	31,631.0		22,757.5	27,814.5
Sale of products	5,454.9		3,237.2	5,971.2
Services received	1.6		0.7	1.2
Services rendered	43.4		161.2	79.7
Interest (income)/expense, dividend (income)/paid, (net)	(46.0)		(121.2)	(143.3)
Amounts receivable in respect of loans and interest thereon				1,917.8
Trade and other receivables	(0.7)
Accounts payable	1,848.8		1,239.6	1,680.4
Loans given, repaid			1,325.0
Tata Sons Limited [Member]
Disclosure of transactions between related parties [line items]
Purchase of products	1,713.0		668.4	674.0
Sale of products	7,091.0		4,615.0	7,566.8
Services received	17,353.0		19,701.5	18,503.6
Services rendered	241.0		1,301.3	1,123.1
Acceptances	41,350.3		32,027.7	29,018.0
Purchase of property, plant and equipment	2.0		1.1	9.2
Interest (income)/expense, dividend (income)/paid, (net)	263.0		642.6	376.3
Loans taken			5,896.3	4,693.2
Loans repaid by us			6,269.5	4,488.1
Amounts receivable in respect of loans and interest thereon	40.0		93.3	353.4
Amounts payable in respect of loans and interest thereon	48.0		1,055.5	1,061.7
Trade and other receivables	1,511.0		1,600.1	4,545.2
Accounts payable	3,357.0		4,711.1	1,626.0
Acceptances	2,201.6
Deposit given as security	₨ 30.0		30.0
Loans given			303.0	300.0
Loans given, repaid			₨ 603.0	950.0
Sale of Investments				71.5
Proceeds from issue of shares				19,667.6
Deposits receivable				₨ 30.0